WARRANTS (Tables)	6 Months Ended
Jun. 30, 2021
WARRANTS
Schedule of Warrants
Weighted Average Inputs Used

Annual dividend yield	$-
Expected life (years)	2.7 to 5.0
Risk-free interest rate	0.23% to 0.42%
Expected volatility	93.09% to 98.81%
Common stock price	$0.0230 to $3.0900

Schedule of fair value of warrants
Outstanding at December 31, 2020	76,369,112
Issuances	14,010,000
Exercises	(21,583,333)
Anti-Dilution/Modification	-
Forfeitures/cancellations	(34,728,593)
Outstanding at June 30, 2021	34,067,186
Weighted Average Price at June 30, 2021	$0.0155